BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS, Future Amortization of Intangible Assets (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS [Abstract]
Amortization of intangible assets	$ 26	$ 30	$ 76	$ 88	$ 116	$ 136	$ 146
Future Amortization [Abstract]
2020					101
2021					91
2022					72
2023					63
2024					$ 55